Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 111 .41%
ASSET-BACKED SECURITIES — 17 .36% **
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 150,000 $ 134,497
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.31% 10/17/34
1,2,3
50,000 49,611
CIFC Funding Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.06% 04/18/31
1,2,3
50,000 49,681
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.72% 04/17/35
1,2,3
50,000 49,853
GoodLeap Sustainable Home Solutions Trust,
Series 2022-1GS, Class A
2.70% 01/20/49
1
77,707 61,637
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A
5.52% 02/22/55
1
92,044 89,343
GoodLeap Sustainable Home Solutions Trust,
Series 2023-2GS, Class A
5.70% 05/20/55
1
48,213 47,484
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29% 01/20/48
1
149,964 116,728
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.67% 07/21/30
1,2,3
52,655 52,660
Madison Park Funding XXV Ltd.,
Series 2017-25A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.23%)
6.61% 04/25/29
1,2,3
52,634 52,590
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
7.03% 04/20/30
1,2,3
50,000 49,725
Magnetite Xxix Ltd.,
Series 2021-29A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.25%)
6.65% 01/15/34
1,2,3
50,000 49,927
OCP CLO Ltd.,
Series 2017-13A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.21% 07/15/30
1,2,3
50,000 49,801
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OSD CLO Ltd.,
Series 2021-23A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
6.53% 04/17/31
1,2,3
$ 44,263 $ 44,168
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14% 02/15/47
1
38,977 32,828
Sunnova Helios VII Issuer LLC,
Series 2021-C, Class A
2.03% 10/20/48
1
171,650 147,256
Symphony CLO XIX Ltd.,
Series 2018-19A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
7.01% 04/16/31
1,2,3
50,000 49,595
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 07/14/31
1,2,3
50,000 49,914
Total Asset-Backed Securities
(Cost $1,235,794) 1,177,298
MORTGAGE-BACKED — 87 .82% **
Non-Agency Commercial Mortgage-Backed — 15 .99%
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.58% 08/15/36
1,2
30,000 26,976
Commercial Mortgage Trust,
Series 2017-PANW, Class E
3.81% 10/10/29
1,4
130,000 104,677
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.53% 10/10/34
1,4
150,000 107,539
DC Office Trust,
Series 2019-MTC, Class D
3.07% 09/15/45
1,4
170,000 101,685
DC Office Trust,
Series 2019-MTC, Class E
3.07% 09/15/45
1,4
100,000 52,216
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94% 12/10/41
1,4
100,000 71,161
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class XB (IO)
0.62% 01/05/34
1,4
29,539,000 19,370
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
2.93% 11/05/44
1,4
125,000 83,125
Life Mortgage Trust,
Series 2021-BMR, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.58% 03/15/38
1,2
98,297 95,328

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
MFT Mortgage Trust,
Series 2020-B6, Class B
3.28% 08/10/40
1,4
$ 150,000 $ 93,358
NYC Commercial Mortgage Trust,
Series 2021-909, Class A
2.94% 04/10/43
1
100,000 74,961
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
6.73% 01/15/36
1,2
150,000 138,541
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
6.73% 07/15/39
1,2
145,000 115,921
1,084,858
Non-Agency Mortgage-Backed — 8 .18%
BINOM Securitization Trust,
Series 2022-RPL1, Class M1
3.00% 02/25/61
1,4
50,000 38,102
Cascade MH Asset Trust,
Series 2021-MH1, Class A1
1.75% 02/25/46
1
67,665 57,207
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 02/25/24)
4.25% 08/25/54
1
93,426 84,925
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL3, Class M3
3.94% 01/25/60
1,4
90,000 70,303
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.97% 06/25/37
2
111,034 105,042
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(CME Term SOFR 1-Month plus 0.36%)
5.72% 07/25/37
2
149,435 114,656
Towd Point Mortgage Trust,
Series 2019-2, Class M1
3.75% 12/25/58
1,4
100,000 84,911
555,146
U.S. Agency Commercial Mortgage-Backed — 3 .80%
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.22% 07/25/41
1,4
1,078,315 103,795
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05% 01/16/61
4
714,781 54,178
Ginnie Mae,
Series 2021-36, Class IO (IO)
1.27% 03/16/63
4
619,151 51,370
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.43% 07/16/57
4
2,910,561 48,148
257,491
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 59 .85%
Fannie Mae Pool AL9266
3.00% 10/01/46 $ 119,075 $ 107,552
Fannie Mae Pool BQ1226
2.00% 09/01/50 126,641 104,377
Fannie Mae Pool BV9977
3.50% 06/01/52 93,354 85,685
Fannie Mae Pool BW0000
4.00% 07/01/52 91,537 86,582
Fannie Mae Pool CB2074
2.50% 11/01/51 153,650 131,585
Fannie Mae Pool CB4211
4.50% 07/01/52 117,966 114,395
Fannie Mae Pool FM5254
2.00% 12/01/50 151,600 124,625
Fannie Mae Pool FM6400
2.00% 03/01/51 98,793 81,594
Fannie Mae Pool FS1334
2.00% 11/01/51 155,132 127,383
Fannie Mae Pool FS1598
2.00% 04/01/52 115,108 94,021
Fannie Mae Pool MA4398
2.00% 08/01/51 161,475 132,394
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00% 05/25/48 194,672 177,416
Freddie Mac Gold Pool G67708
3.50% 03/01/48 37,157 34,843
Freddie Mac Pool QA7550
3.00% 03/01/50 63,884 57,300
Freddie Mac Pool QA8518
3.00% 04/01/50 76,278 68,416
Freddie Mac Pool QC8921
2.50% 10/01/51 141,670 121,544
Freddie Mac Pool QD1841
2.00% 11/01/51 131,919 107,909
Freddie Mac Pool RA4201
2.00% 12/01/50 92,103 75,714
Freddie Mac Pool RA5552
3.00% 07/01/51 221,811 197,772
Freddie Mac Pool RA5855
2.50% 09/01/51 189,709 162,123
Freddie Mac Pool RA6071
2.00% 10/01/51 136,873 112,219
Freddie Mac Pool RA6528
2.50% 02/01/52 22,352 19,085
Freddie Mac Pool RA7091
2.50% 03/01/52 136,178 116,128
Freddie Mac Pool RA7543
4.00% 06/01/52 114,298 108,212
Freddie Mac Pool SD7511
3.50% 01/01/50 33,413 31,208
Freddie Mac Pool SD7549
2.00% 01/01/52 137,045 113,687
Freddie Mac Pool SD8222
4.00% 06/01/52 91,172 86,324

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3067, Class FA
(SOFR30A plus 0.46%)
5.80% 11/15/35
2
$ 53,467 $ 53,087
Freddie Mac REMICS,
Series 3071, Class TF
(SOFR30A plus 0.41%)
5.75% 04/15/35
2
8,127 8,116
Freddie Mac REMICS,
Series 3210, Class F
(SOFR30A plus 0.51%)
5.85% 05/15/36
2
1,135 1,134
Freddie Mac REMICS,
Series 4139, Class DA
1.25% 12/15/27 18,127 17,078
Ginnie Mae (TBA)
2.50% 01/20/54 150,000 131,354
4.50% 01/20/54 200,000 195,219
5.00% 01/20/54 100,000 99,424
5.50% 01/20/54 25,000 25,164
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
2
73,854 73,364
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.49% 08/20/53
2
24,745 24,850
UMBS (TBA)
3.00% 01/01/54 75,000 66,354
4.00% 01/01/54 175,000 165,539
4.50% 01/01/54 175,000 169,832
5.00% 01/01/54 125,000 123,682
5.50% 01/01/54 125,000 125,547
4,059,837
Total Mortgage-Backed
(Cost $6,236,065) 5,957,332
U.S. TREASURY SECURITIES — 6 .23%
U.S. Treasury Bonds — 0 .46%
U.S. Treasury Bonds (WI)
4.75% 11/15/53 28,000 31,493
U.S. Treasury Notes — 5 .77%
U.S. Treasury Notes
4.38% 11/30/28 124,000 126,921
4.38% 12/15/26 119,000 120,204
4.88% 10/31/28 37,000 38,627
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (WI)
3.75% 12/31/28 $ 106,000 $ 105,524
391,276
Total U.S. Treasury Securities
(Cost $417,156) 422,769
Total Bonds — 111 .41%
(Cost $7,889,015)
7,557,399
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4 .60%
Money Market Funds — 4 .60%
Dreyfus Government Cash Management Fund
5.25%
5
8,000 8,000
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
5
20,157 20,157
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
5
284,000 284,000
Total Short-Term Investments
(Cost $312,157) 312,157
Total Investments - 116.01%
(Cost $8,201,172) 7,869,556
Liabilities in Excess of Other Assets - (16.01)% (1,086,313)
Net Assets - 100.00% $ 6,783,243
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Represents the current yield as of December 31, 2023.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(GBP): British Pound
(IO): Interest Only
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
GBP 234,000 USD 287,808 Citibank N.A. 01/12/24 $ 10,519
USD 285,321 GBP 234,000 Citibank N.A. 01/12/24 (13,006)
NET UNREALIZED DEPRECIATION $ (2,487)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 9 03/28/24 $ 1,853,227 $ 18,060 $ 18,060
U.S. Treasury Ten-Year Ultra Bond 6 03/19/24 708,094 31,915 31,915
U.S. Treasury Ultra Bond 1 03/19/24 133,594 12,060 12,060
2,694,915 62,035 62,035
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 3 03/28/24 (326,320) (7,200) (7,200)
TOTAL FUTURES CONTRACTS $ 2,368,595 $ 54,835 $ 54,835

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Sustainable Securitized Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
SUSTAINABLE SECURITIZED FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 312,157 $ — $ — $ 312,157
Long-Term Investments:
Asset-Backed Securities — 1,177,298 — 1,177,298
Mortgage-Backed Securities — 5,957,332 — 5,957,332
U.S. Treasury Securities 422,769 — — 422,769
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 10,519 — 10,519
Interest rate contracts 62,035 — — 62,035
Liabilities:
Foreign currency exchange contracts — (13,006) — (13,006)
Interest rate contracts (7,200) — — (7,200)
Total $ 789,761 $ 7,132,143 $ — $ 7,921,904
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.